INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement by Associate (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Interest recoverable amount	$ 21.8